Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2024
Stock-Based Compensation [Abstract]
Schedule of Valuation of Performance-Based Equity Bonus Awards

The per unit fair value and derived service period for each Tranche of Performance Based Executive Shares is included in the Valuation of Performance-based Equity Bonus Awards as of March 13, 2024, as follows:

3/13/2024
Stock price	$6.97
Tranche 1 hurdle price	$7.50
Tranche 2 hurdle price	$12.50
Tranche 3 hurdle price	$15.00
Risk-free rate	4.28%
Volatility	55.00%

Schedule of Valuation of Performance-Based Equity Bonus Awards

The per unit fair value and derived service period for each Tranche of Performance Based Executive Shares is included in the Valuation of Performance-based Equity Bonus Awards as of March 13, 2024, as follows:

Fair Value Summary	Tranche 1	Tranche 2	Tranche 3
Tranche per unit fair value	$5.96	$4.53	$3.82
Stock price on valuation date	$6.97	$6.97	$6.97
Derived service period	0.35 years	1.19 years	1.47 years